Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Schedule of Property, Plant and Equipment [Line Items]
Cost, Acquisition (Note 4)			$ 189,096
Cost, Additions			336,927
Accumulated depreciation, Depreciation	$ 136,126	$ 15,322
Net book value, Beginning balance	2,365,831
Net book value, Ending balance	3,482,379		2,365,831
Cost [Member]
Schedule of Property, Plant and Equipment [Line Items]
Cost, Beginning balance	2,621,389	2,368,018	2,368,018
Cost, Acquisition (Note 4)			4,123,220
Cost, Additions	1,269,058		1,234,056
Cost , Impact of loss of control of Canmart			(15,340)
Cost, Impairment loss			(5,102,198)
Cost , Foreign exchange movements	(1,036)		13,633
Cost , Ending balance	3,889,411		2,621,389
Cost [Member] | Land [member]
Schedule of Property, Plant and Equipment [Line Items]
Cost, Beginning balance	315,619	2,215,000	2,215,000
Cost, Acquisition (Note 4)
Cost, Additions			150,000
Cost , Impact of loss of control of Canmart
Cost, Impairment loss			(2,158,885)
Cost , Foreign exchange movements			109,504
Cost , Ending balance	315,619		315,619
Cost [Member] | Leasehold Improvements [Member]
Schedule of Property, Plant and Equipment [Line Items]
Cost, Beginning balance	141,694	136,661	136,661
Cost, Acquisition (Note 4)
Cost, Additions
Cost , Impact of loss of control of Canmart			(1,627)
Cost, Impairment loss
Cost , Foreign exchange movements	(5,079)		6,660
Cost , Ending balance	136,615		141,694
Cost [Member] | Computers [Member]
Schedule of Property, Plant and Equipment [Line Items]
Cost, Beginning balance	5,277	11,418	11,418
Cost, Acquisition (Note 4)			3,765
Cost, Additions
Cost , Impact of loss of control of Canmart			(8,405)
Cost, Impairment loss			(1,999)
Cost , Foreign exchange movements	(56)		498
Cost , Ending balance	5,221		5,277
Cost [Member] | Furniture and fixtures [Member]
Schedule of Property, Plant and Equipment [Line Items]
Cost, Beginning balance	2,686	4,939	4,939
Cost, Acquisition (Note 4)			6,574
Cost, Additions
Cost , Impact of loss of control of Canmart			(5,308)
Cost, Impairment loss			(3,931)
Cost , Foreign exchange movements	38		412
Cost , Ending balance	2,724		2,686
Cost [Member] | Fibre Optics Projects [Member]
Schedule of Property, Plant and Equipment [Line Items]
Cost, Beginning balance	651,740
Cost, Acquisition (Note 4)			534,284
Cost, Additions	929,600		1,076,062
Cost , Impact of loss of control of Canmart
Cost, Impairment loss			(906,133)
Cost , Foreign exchange movements	(3,412)		(52,473)
Cost , Ending balance	1,577,928		651,740
Cost [Member] | Telecom Towers [Member]
Schedule of Property, Plant and Equipment [Line Items]
Cost, Beginning balance	990,205
Cost, Acquisition (Note 4)			2,323,038
Cost, Additions	339,458		7,764
Cost , Impact of loss of control of Canmart
Cost, Impairment loss			(1,324,749)
Cost , Foreign exchange movements	1,083		(15,848)
Cost , Ending balance	1,330,746		990,205
Cost [Member] | Machinery & Sat. Equip [Member]
Schedule of Property, Plant and Equipment [Line Items]
Cost, Beginning balance	168,675
Cost, Acquisition (Note 4)			423,505
Cost, Additions			230
Cost , Impact of loss of control of Canmart
Cost, Impairment loss			(239,853)
Cost , Foreign exchange movements	3,309		(15,207)
Cost , Ending balance	171,984		168,675
Cost [Member] | Construction -in-progress [Member]
Schedule of Property, Plant and Equipment [Line Items]
Cost, Beginning balance	345,493
Cost, Acquisition (Note 4)			832,054
Cost, Additions
Cost , Impact of loss of control of Canmart
Cost, Impairment loss			(466,648)
Cost , Foreign exchange movements	3,081		(19,913)
Cost , Ending balance	348,574		345,493
Accumulated depreciation [Member]
Schedule of Property, Plant and Equipment [Line Items]
Accumulated depreciation, Beginning balance	255,558	28,836	28,836
Accumulated depreciation, Depreciation	136,126		279,988
Accumulated depreciation, Depreciation – from discontinued operation			926
Accumulated depreciation, Impact of loss of control of Canmart			(12,273)
Accumulated depreciation, Foreign exchange movements	15,348		(41,919)
Accumulated depreciation, Ending balance	407,032		255,558
Accumulated depreciation [Member] | Land [member]
Schedule of Property, Plant and Equipment [Line Items]
Accumulated depreciation, Beginning balance
Accumulated depreciation, Depreciation
Accumulated depreciation, Depreciation – from discontinued operation
Accumulated depreciation, Impact of loss of control of Canmart
Accumulated depreciation, Foreign exchange movements
Accumulated depreciation, Ending balance
Accumulated depreciation [Member] | Leasehold Improvements [Member]
Schedule of Property, Plant and Equipment [Line Items]
Accumulated depreciation, Beginning balance	47,231	18,625	18,625
Accumulated depreciation, Depreciation	14,094		27,804
Accumulated depreciation, Depreciation – from discontinued operation			104
Accumulated depreciation, Impact of loss of control of Canmart			(760)
Accumulated depreciation, Foreign exchange movements	(2,125)		1,458
Accumulated depreciation, Ending balance	59,200		47,231
Accumulated depreciation [Member] | Computers [Member]
Schedule of Property, Plant and Equipment [Line Items]
Accumulated depreciation, Beginning balance	1,752	7,633	7,633
Accumulated depreciation, Depreciation	881		1,583
Accumulated depreciation, Depreciation – from discontinued operation			309
Accumulated depreciation, Impact of loss of control of Canmart			(8,204)
Accumulated depreciation, Foreign exchange movements	(12)		431
Accumulated depreciation, Ending balance	2,621		1,752
Accumulated depreciation [Member] | Furniture and fixtures [Member]
Schedule of Property, Plant and Equipment [Line Items]
Accumulated depreciation, Beginning balance	78	2,578	2,578
Accumulated depreciation, Depreciation	64		115
Accumulated depreciation, Depreciation – from discontinued operation			513
Accumulated depreciation, Impact of loss of control of Canmart			(3,309)
Accumulated depreciation, Foreign exchange movements	14		181
Accumulated depreciation, Ending balance	156		78
Accumulated depreciation [Member] | Fibre Optics Projects [Member]
Schedule of Property, Plant and Equipment [Line Items]
Accumulated depreciation, Beginning balance	86,084
Accumulated depreciation, Depreciation	54,347		124,721
Accumulated depreciation, Depreciation – from discontinued operation
Accumulated depreciation, Impact of loss of control of Canmart
Accumulated depreciation, Foreign exchange movements	15,145		(38,637)
Accumulated depreciation, Ending balance	155,576		86,084
Accumulated depreciation [Member] | Telecom Towers [Member]
Schedule of Property, Plant and Equipment [Line Items]
Accumulated depreciation, Beginning balance	110,936
Accumulated depreciation, Depreciation	64,600		111,445
Accumulated depreciation, Depreciation – from discontinued operation
Accumulated depreciation, Impact of loss of control of Canmart
Accumulated depreciation, Foreign exchange movements	436		(509)
Accumulated depreciation, Ending balance	175,972		110,936
Accumulated depreciation [Member] | Machinery & Sat. Equip [Member]
Schedule of Property, Plant and Equipment [Line Items]
Accumulated depreciation, Beginning balance	9,477
Accumulated depreciation, Depreciation	2,140		14,320
Accumulated depreciation, Depreciation – from discontinued operation
Accumulated depreciation, Impact of loss of control of Canmart
Accumulated depreciation, Foreign exchange movements	1,890		(4,843)
Accumulated depreciation, Ending balance	13,507		9,477
Accumulated depreciation [Member] | Construction -in-progress [Member]
Schedule of Property, Plant and Equipment [Line Items]
Accumulated depreciation, Beginning balance
Accumulated depreciation, Depreciation
Accumulated depreciation, Depreciation – from discontinued operation
Accumulated depreciation, Impact of loss of control of Canmart
Accumulated depreciation, Foreign exchange movements
Accumulated depreciation, Ending balance
Net book value [Member]
Schedule of Property, Plant and Equipment [Line Items]
Net book value, Beginning balance	2,365,831
Net book value, Ending balance	3,482,379		2,365,831
Net book value [Member] | Land [member]
Schedule of Property, Plant and Equipment [Line Items]
Net book value, Beginning balance	315,619
Net book value, Ending balance	315,619		315,619
Net book value [Member] | Leasehold Improvements [Member]
Schedule of Property, Plant and Equipment [Line Items]
Net book value, Beginning balance	94,463
Net book value, Ending balance	77,415		94,463
Net book value [Member] | Computers [Member]
Schedule of Property, Plant and Equipment [Line Items]
Net book value, Beginning balance	3,525
Net book value, Ending balance	2,600		3,525
Net book value [Member] | Furniture and fixtures [Member]
Schedule of Property, Plant and Equipment [Line Items]
Net book value, Beginning balance	2,608
Net book value, Ending balance	2,568		2,608
Net book value [Member] | Fibre Optics Projects [Member]
Schedule of Property, Plant and Equipment [Line Items]
Net book value, Beginning balance	565,656
Net book value, Ending balance	1,422,352		565,656
Net book value [Member] | Telecom Towers [Member]
Schedule of Property, Plant and Equipment [Line Items]
Net book value, Beginning balance	879,269
Net book value, Ending balance	1,154,774		879,269
Net book value [Member] | Machinery & Sat. Equip [Member]
Schedule of Property, Plant and Equipment [Line Items]
Net book value, Beginning balance	159,198
Net book value, Ending balance	158,477		159,198
Net book value [Member] | Construction -in-progress [Member]
Schedule of Property, Plant and Equipment [Line Items]
Net book value, Beginning balance	345,493
Net book value, Ending balance	$ 348,574		$ 345,493